UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22044
Investment Company Act File Number
Eaton Vance Risk-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place Boston, MA 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, MA 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Risk-Managed Diversified Equity Income Fund
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.6%

Security	Shares	Value
Aerospace & Defense — 1.3%
United Technologies Corp.	168,542	$11,858,615

		$11,858,615

Beverages — 2.8%
Coca-Cola Co. (The)	392,021	$26,484,939

		$26,484,939

Biotechnology — 1.0%
Celgene Corp.(1)	144,232	$8,930,845

		$8,930,845

Capital Markets — 0.6%
Goldman Sachs Group, Inc. (The)	57,345	$5,421,970

		$5,421,970

Chemicals — 1.7%
Monsanto Co.	261,799	$15,718,412

		$15,718,412

Commercial Banks — 3.0%
KeyCorp	946,382	$5,612,045
PNC Financial Services Group, Inc.	127,301	6,134,635
Wells Fargo & Co.	660,800	15,938,496

		$27,685,176

Communications Equipment — 3.6%
Harris Corp.	67,609	$2,310,199
JDS Uniphase Corp.(1)	564,047	5,623,549
QUALCOMM, Inc.	525,784	25,568,876

		$33,502,624

Computers & Peripherals — 3.9%
Apple, Inc.(1)	95,345	$36,343,607

		$36,343,607

Construction & Engineering — 1.4%
Fluor Corp.	280,415	$13,053,318

		$13,053,318

Consumer Finance — 0.7%
American Express Co.	142,458	$6,396,364

		$6,396,364

Diversified Financial Services — 2.7%
JPMorgan Chase & Co.	533,198	$16,059,924
Moody’s Corp.	291,840	8,886,528

		$24,946,452

Diversified Telecommunication Services — 4.2%
AT&T, Inc.	782,162	$22,307,260
CenturyLink, Inc.	267,587	8,862,482
Verizon Communications, Inc.	206,449	7,597,323

		$38,767,065

Security	Shares	Value
Electric Utilities — 1.1%
American Electric Power Co., Inc.	142,399	$5,414,010
PPL Corp.	181,134	5,169,564

		$10,583,574

Electrical Equipment — 0.4%
Emerson Electric Co.	92,774	$3,832,494

		$3,832,494

Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	753,475	$9,312,951

		$9,312,951

Energy Equipment & Services — 1.5%
Halliburton Co.	215,263	$6,569,827
Schlumberger, Ltd.	126,036	7,528,130

		$14,097,957

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	217,475	$17,859,047

		$17,859,047

Health Care Equipment & Supplies — 3.4%
Covidien PLC	239,110	$10,544,751
St. Jude Medical, Inc.	397,058	14,369,529
Varian Medical Systems, Inc.(1)	122,960	6,413,594

		$31,327,874

Health Care Providers & Services — 5.6%
AmerisourceBergen Corp.	407,408	$15,184,096
DaVita, Inc.(1)	90,376	5,663,864
Fresenius Medical Care AG & Co. KGaA ADR	149,518	10,096,950
UnitedHealth Group, Inc.	449,514	20,731,586

		$51,676,496

Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	136,714	$12,006,223

		$12,006,223

Household Products — 2.5%
Colgate-Palmolive Co.	50,385	$4,468,142
Procter & Gamble Co.	295,749	18,685,422

		$23,153,564

Industrial Conglomerates — 2.9%
Danaher Corp.	366,485	$15,370,381
General Electric Co.	744,053	11,339,368

		$26,709,749

Insurance — 1.5%
Aflac, Inc.	108,712	$3,799,484
Lincoln National Corp.	216,483	3,383,629
MetLife, Inc.	232,848	6,522,073

		$13,705,186

Internet & Catalog Retail — 2.6%
Amazon.com, Inc.(1)	69,704	$15,072,096
priceline.com, Inc.(1)	19,751	8,877,284

		$23,949,380

Internet Software & Services — 4.1%
eBay, Inc.(1)	631,010	$18,608,485
Google, Inc., Class A(1)	37,889	19,489,344

		$38,097,829

Security	Shares	Value
IT Services — 3.3%
Accenture PLC, Class A	162,556	$8,563,450
International Business Machines Corp.	128,006	22,404,890

		$30,968,340

Machinery — 1.8%
Illinois Tool Works, Inc.	398,115	$16,561,584

		$16,561,584

Media — 2.4%
Comcast Corp., Class A	869,353	$18,169,478
Walt Disney Co. (The)	123,499	3,724,730

		$21,894,208

Metals & Mining — 2.0%
Cliffs Natural Resources, Inc.	92,733	$4,745,148
Freeport-McMoRan Copper & Gold, Inc.	74,972	2,282,897
Goldcorp, Inc.	253,057	11,549,521

		$18,577,566

Multi-Utilities — 1.0%
PG&E Corp.	217,452	$9,200,394

		$9,200,394

Multiline Retail — 0.8%
Macy’s, Inc.	281,286	$7,403,448

		$7,403,448

Oil, Gas & Consumable Fuels — 6.9%
Apache Corp.	88,439	$7,096,346
ConocoPhillips	262,291	16,608,266
Exxon Mobil Corp.	344,552	25,024,812
Hess Corp.	55,205	2,896,054
Occidental Petroleum Corp.	76,058	5,438,147
Peabody Energy Corp.	216,732	7,342,880

		$64,406,505

Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	168,283	$14,781,979

		$14,781,979

Pharmaceuticals — 2.6%
Johnson & Johnson	92,035	$5,863,550
Pfizer, Inc.	822,665	14,544,717
Teva Pharmaceutical Industries, Ltd. ADR	100,058	3,724,159

		$24,132,426

Real Estate Investment Trusts (REITs) — 1.1%
AvalonBay Communities, Inc.	54,354	$6,199,074
Boston Properties, Inc.	50,704	4,517,726

		$10,716,800

Software — 3.4%
Microsoft Corp.	532,947	$13,265,051
Oracle Corp.	637,426	18,319,623

		$31,584,674

Specialty Retail — 0.7%
Home Depot, Inc.	198,590	$6,527,653

		$6,527,653

Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc., Class B	201,988	$17,271,994

		$17,271,994

Security	Shares	Value
Tobacco — 1.9%
Philip Morris International, Inc.	281,925	$17,586,482

		$17,586,482

Wireless Telecommunication Services — 0.5%
American Tower Corp., Class A(1)	85,084	$4,577,519

		$4,577,519

Total Common Stocks (identified cost $774,195,937)		$821,613,283

Call Options Purchased — 0.2%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Netflix, Inc.	440	$95.00	1/21/12	$1,311,200
Shaw Group, Inc. (The)	2,025	35.00	1/21/12	20,250

Total Call Options Purchased (identified cost $7,082,103)				$1,331,450

Put Options Purchased — 5.9%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	5,810	$1,100	3/17/12	$54,701,150

Total Put Options Purchased (identified cost $50,043,188)				$54,701,150

Short-Term Investments — 9.9%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$91,932	$91,931,572

Total Short-Term Investments (identified cost $91,931,572)		$91,931,572

Total Investments — 104.6% (identified cost $923,252,800)		$969,577,455

Call Options Written — (1.0)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	2,245	$1,155	10/7/11	$(3,547,100)
S&P 500 Index	2,860	1,185	10/22/11	(4,933,500)
S&P 500 Index	1,240	1,225	10/22/11	(830,800)

Total Call Options Written (premiums received $20,973,207)				$(9,311,400)

Put Options Written — (0.2)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Shaw Group, Inc. (The)	3,120	$25.00	1/21/12	$(1,404,000)
Teva Pharmaceutical Industries, Ltd. ADR	2,350	32.50	12/17/11	(273,775)

Total Put Options Written (premiums received $847,320)				$(1,677,775)

Other Assets, Less Liabilities — (3.4)%				$(31,369,748)

Net Assets — 100.0%				$927,218,532

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $27,814.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$902,961,575

Gross unrealized appreciation	$132,475,013
Gross unrealized depreciation	(65,859,133)

Net unrealized appreciation	$66,615,880

Written call and put options activity for the fiscal year to date ended September 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	23,015	$9,489,435
Options written	149,190	150,870,065
Options terminated in closing purchase transactions	(87,090)	(103,034,066)
Options expired	(73,300)	(35,504,907)

Outstanding, end of period	11,815	$21,820,527

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent.

At September 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

The Fund purchases call options on individual stocks at or above the current value of the stock to enhance return. In buying call options on individual stocks, the Fund in effect, acquires potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium paid. The Fund purchases index put options below the current value of the index to reduce the Fund’s exposure to market risk and volatility. In buying index put options, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund writes put options on individual stocks below the current value of the individual stock to generate premium income. In writing put options on individual stocks, the Fund in effect, sells protection against decline in the value of the applicable individual stock below the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline below the exercise price. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

At September 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $56,032,600 and $10,989,175, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$821,613,283	$—	$—	$821,613,283
Call Options Purchased	1,331,450	—	—	1,331,450
Put Options Purchased	54,701,150	—	—	54,701,150
Short-Term Investments	—	91,931,572	—	91,931,572

Total Investments	$877,645,883	$91,931,572	$—	$969,577,455

Liability Description

Call Options Written	$(9,311,400)	$—	$—	$(9,311,400)
Put Options Written	—	(1,677,775)	—	(1,677,775)

Total	$(9,311,400)	$(1,677,775)	$—	$(10,989,175)

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 23, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2011